Income Taxes - Schedule of Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Income Tax Disclosure [Abstract]
Federal	$ 0	$ 0
State	1	8
Foreign	464	69
Deferred income taxes	0	0
Income tax expense computed at U.S. federal statutory income tax rate	$ 465	$ 77